Board Compensation and Key Management Personnel - Summary of Consolidated Statement of Profit and Loss for the Remuneration of the (Former) Members of the Supervisory Board (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	€ 798,781	€ 826,578	€ 696,942
Russell Greig [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	117,936
Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	123,732	180,436	233,761
Len Kanavy [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	185,344
Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	85,091	128,474	70,778
Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	20,401	97,315	91,811
John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	91,812	152,186	63,230
Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	74,312	123,298	111,641
Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	100,153	144,869	125,721
Cash compensation [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	292,231	252,703	176,620
Cash compensation [member] | Russell Greig [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	38,603
Cash compensation [member] | Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	55,066	59,840	50,394
Cash compensation [member] | Len Kanavy [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	32,859
Cash compensation [member] | Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	19,315	37,530	19,850
Cash compensation [member] | Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	20,401	35,445	24,852
Cash compensation [member] | John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	40,768	38,573	26,230
Cash compensation [member] | Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	39,863	39,615	26,938
Cash compensation [member] | Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	45,356	41,700	28,356
Option cost [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	506,550	573,875	520,322
Option cost [member] | Russell Greig [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	79,333
Option cost [member] | Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	68,666	120,596	183,367
Option cost [member] | Len Kanavy [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	152,485
Option cost [member] | Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	65,776	90,944	50,928
Option cost [member] | Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees		61,870	66,959
Option cost [member] | John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	51,044	113,613	37,000
Option cost [member] | Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	34,449	83,683	84,703
Option cost [member] | Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Remuneration for former employees	€ 54,797	€ 103,169	€ 97,365